Assets Classified as Held for Sale - Schedule of Disposal Process (Details)	12 Months Ended
	Dec. 31, 2023 MW
IfrsStatementLineItems [Line Items]
Installed capacity (MW)	3,601.7
Cemiggt [Member] | C G H Bom Jesus Do Galho [Member]
IfrsStatementLineItems [Line Items]
Ledger	Registry
Beginning of the operation	1931
Installed capacity (MW)	0.36	[1]
Physical guarantee (MWm)	0.13	[1]
Commercial Operation Status	Out of operation
Site	Minas Gerais
Cemiggt [Member] | C G H Xicao [Member]
IfrsStatementLineItems [Line Items]
Ledger	Registry
Beginning of the operation	1942
Installed capacity (MW)	1.81	[1]
Physical guarantee (MWm)	0.61	[1]
Commercial Operation Status	In operation
Site	Minas Gerais
Cemiggt [Member] | C G H Sumidouro [Member]
IfrsStatementLineItems [Line Items]
Ledger	Registry
Beginning of the operation	1954
Installed capacity (MW)	2.12	[1]
Physical guarantee (MWm)	0.53	[1]
Commercial Operation Status	In operation
Site	Minas Gerais
Cemiggt [Member] | P C H Sao Bernardo [Member]
IfrsStatementLineItems [Line Items]
Ledger	Concession
Beginning of the operation	1948
Installed capacity (MW)	6.82	[1]
Physical guarantee (MWm)	3.42	[1]
Commercial Operation Status	In operation
Site	Minas Gerais
Cemiggt [Member] | C G H Santa Marta [Member]
IfrsStatementLineItems [Line Items]
Ledger	Registry
Beginning of the operation	1944
Installed capacity (MW)	1.00	[1]
Physical guarantee (MWm)	0.58	[1]
Commercial Operation Status	In operation
Site	Minas Gerais
Cemiggt [Member] | C G H Santa Luzia [Member]
IfrsStatementLineItems [Line Items]
Ledger	Registry
Beginning of the operation	1958
Installed capacity (MW)	0.7	[1]
Physical guarantee (MWm)	0.28	[1]
Commercial Operation Status	In operation
Site	Minas Gerais
Cemiggt [Member] | C G H Salto Morais [Member]
IfrsStatementLineItems [Line Items]
Ledger	Registry
Beginning of the operation	1957
Installed capacity (MW)	2.39	[1]
Physical guarantee (MWm)	0.60	[1]
Commercial Operation Status	In operation
Site	Minas Gerais
Cemiggt [Member] | P C H Riode Pedras [Member]
IfrsStatementLineItems [Line Items]
Ledger	Concession
Beginning of the operation	1928
Installed capacity (MW)	9.28	[1]
Physical guarantee (MWm)	2.15	[1]
Commercial Operation Status	In operation
Site	Minas Gerais
Cemiggt [Member] | C G H Pissarrao [Member]
IfrsStatementLineItems [Line Items]
Ledger	Registry
Beginning of the operation	1925
Installed capacity (MW)	0.80	[1]
Physical guarantee (MWm)	0.55	[1]
Commercial Operation Status	In operation
Site	Minas Gerais
Cemiggt [Member] | C G H Lages [Member]
IfrsStatementLineItems [Line Items]
Ledger	Registry
Beginning of the operation	1955
Installed capacity (MW)	0.68	[1]
Physical guarantee (MWm)	0.32	[1]
Commercial Operation Status	In operation
Site	Minas Gerais
Cemiggt [Member] | C G H Jacutinga [Member]
IfrsStatementLineItems [Line Items]
Ledger	Registry
Beginning of the operation	1948
Installed capacity (MW)	0.72	[1]
Physical guarantee (MWm)	0.57	[1]
Commercial Operation Status	In operation
Site	Minas Gerais
Cemiggt [Member] | C G H Anil [Member]
IfrsStatementLineItems [Line Items]
Ledger	Registry
Beginning of the operation	1964
Installed capacity (MW)	2.06	[1]
Physical guarantee (MWm)	1.10	[1]
Commercial Operation Status	In operation
Site	Minas Gerais
Horizontes [Member] | C G H Saltodo Paraopeba [Member]
IfrsStatementLineItems [Line Items]
Ledger	Authorization
Beginning of the operation	1955
Installed capacity (MW)	2.46	[1]
Physical guarantee (MWm)	2.21	[1]
Commercial Operation Status	Out of operation
Site	Minas Gerais
Horizontes [Member] | C G H Salto Passo Velho [Member]
IfrsStatementLineItems [Line Items]
Ledger	Authorization
Beginning of the operation	2001
Installed capacity (MW)	1.80	[1]
Physical guarantee (MWm)	1.64	[1]
Commercial Operation Status	In operation
Site	Santa Catarina
Horizontes [Member] | P C H Salto Voltao [Member]
IfrsStatementLineItems [Line Items]
Ledger	Authorization
Beginning of the operation	2001
Installed capacity (MW)	8.20	[1]
Physical guarantee (MWm)	7.36	[1]
Commercial Operation Status	In operation
Site	Santa Catarina
Cemig GT and Horizontes [Member]
IfrsStatementLineItems [Line Items]
Installed capacity (MW)	41.20	[1]
Physical guarantee (MWm)	22.05	[1]

[1]	Information not audited by the independent auditors.